Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
Airbus SE ......................... 1,441 $ 210,899
Axon Enterprise, Inc.
(a)
................ 201 80,320
BAE Systems plc .................... 4,626 76,801
Boeing Co. (The)
(a)
................... 508 77,236
Bombardier, Inc. , Class B
(a)
............. 368 28,002
BWX Technologies, Inc. ............... 279 30,327
Curtiss-Wright Corp. .................. 890 292,534
Dassault Aviation SA ................. 69 14,248
General Dynamics Corp. ............... 819 247,502
General Electric Co. .................. 2,161 407,521
HEICO Corp. ...................... 278 72,691
HEICO Corp. , Class A ................. 456 92,915
Howmet Aerospace, Inc. ............... 1,656 166,014
Lockheed Martin Corp. ................ 1,124 657,045
Northrop Grumman Corp. .............. 764 403,445
Rheinmetall AG ..................... 222 120,685
Rolls-Royce Holdings plc
(a)
............. 6,848 48,467
RTX Corp. ........................ 3,691 447,202
Safran SA ......................... 813 191,318
Textron, Inc. ....................... 1,532 135,705
Thales SA ......................... 200 31,786
TransDigm Group, Inc. ................ 195 278,290
4,110,953
Air Freight & Logistics — 0.4%
FedEx Corp. ....................... 663 181,450
United Parcel Service, Inc. , Class B ....... 3,813 519,864
701,314
Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA 1,165 47,314
Automobiles — 0.8%
Ferrari NV ........................ 121 56,701
Honda Motor Co. Ltd. ................. 19,300 206,054
Stellantis NV ....................... 3,671 50,836
Tesla, Inc.
(a)
........................ 2,870 750,878
Toyota Motor Corp. .................. 15,800 283,989
1,348,458
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA ....... 11,518 124,421
Banco de Sabadell SA ................ 25,176 53,467
Banco Santander SA ................. 31,733 162,596
Bank of America Corp. ................ 19,301 765,864
Bank of Ireland Group plc .............. 1,406 15,702
Barclays plc ....................... 31,637 95,056
BNP Paribas SA .................... 2,400 164,692
BOC Hong Kong Holdings Ltd. ........... 23,500 74,454
CaixaBank SA ...................... 5,721 34,143
Citigroup, Inc. ...................... 6,112 382,611
Citizens Financial Group, Inc. ........... 2,487 102,141
Commerzbank AG ................... 1,797 33,145
Credit Agricole SA ................... 2,332 35,663
DBS Group Holdings Ltd. .............. 3,300 97,727
East West Bancorp, Inc. ............... 320 26,477
FinecoBank Banca Fineco SpA .......... 2,173 37,293
Hang Seng Bank Ltd. ................. 6,100 75,897
HSBC Holdings plc .................. 40,891 366,834
Huntington Bancshares, Inc. ............ 2,112 31,046
Intesa Sanpaolo SpA ................. 71,593 306,468
JPMorgan Chase & Co. ............... 3,269 689,301
KeyCorp .......................... 1,265 21,189
Mitsubishi UFJ Financial Group, Inc. ....... 30,600 314,219
Mizuho Financial Group, Inc. ............ 7,650 158,132
Security
Shares
Shares Value
Banks (continued)
NatWest Group plc ................... 15,114 $ 69,968
Nordea Bank Abp ................... 13,175 155,534
NU Holdings Ltd. , Class A
(a)
............. 4,605 62,858
Societe Generale SA ................. 925 23,050
Standard Chartered plc ................ 5,978 63,403
Sumitomo Mitsui Financial Group, Inc. ...... 6,900 147,430
Sumitomo Mitsui Trust Holdings, Inc. ....... 12,600 301,580
Svenska Handelsbanken AB , Class A ...... 3,474 35,685
Swedbank AB , Class A ................ 5,692 120,817
UniCredit SpA ...................... 4,235 185,923
United Overseas Bank Ltd. ............. 1,100 27,458
US Bancorp ....................... 4,792 219,138
Webster Financial Corp. ............... 1,247 58,123
Wells Fargo & Co. ................... 7,107 401,474
6,040,979
Beverages — 0.1%
Coca-Cola HBC AG .................. 1,000 35,652
Diageo plc ........................ 2,971 103,777
Kirin Holdings Co. Ltd. ................ 1,200 18,288
Pernod Ricard SA ................... 366 55,373
213,090
Biotechnology — 1.0%
AbbVie, Inc.
(b)
...................... 1,461 288,518
Alkermes plc
(a)
...................... 1,591 44,532
Alnylam Pharmaceuticals, Inc.
(a)
.......... 358 98,461
Amgen, Inc. ....................... 349 112,451
Biogen, Inc.
(a)
...................... 365 70,752
BioMarin Pharmaceutical, Inc.
(a)
.......... 1,390 97,703
CSL Ltd. .......................... 1,388 274,177
Exact Sciences Corp.
(a)
................ 552 37,602
Exelixis, Inc.
(a)
...................... 910 23,614
Genmab A/S
(a)
...................... 257 62,305
Gilead Sciences, Inc. ................. 2,681 224,775
GRAIL, Inc.
(a)
...................... 45 619
Halozyme Therapeutics, Inc.
(a)
........... 690 39,496
Incyte Corp.
(a) (b)
..................... 330 21,813
Natera, Inc.
(a)
...................... 328 41,640
Neurocrine Biosciences, Inc.
(a)
........... 431 49,660
Regeneron Pharmaceuticals, Inc.
(a)
........ 94 98,817
Sarepta Therapeutics, Inc.
(a)
............ 310 38,716
Telix Pharmaceuticals Ltd.
(a)
............. 1,059 15,088
United Therapeutics Corp.
(a)
............. 138 49,452
1,690,191
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
.................. 18,485 3,444,310
Coupang, Inc. , Class A
(a)
............... 1,593 39,108
eBay, Inc. ......................... 319 20,770
Etsy, Inc.
(a)
........................ 392 21,768
Isetan Mitsukoshi Holdings Ltd. .......... 1,100 17,268
MercadoLibre, Inc.
(a)
.................. 108 221,612
Prosus NV ........................ 1,199 52,399
Takashimaya Co. Ltd. ................. 2,200 17,662
Wesfarmers Ltd. .................... 5,544 269,222
4,104,119
Building Products — 0.7%
Advanced Drainage Systems, Inc. ........ 1,026 161,246
AZEK Co., Inc. (The) , Class A
(a)
.......... 1,654 77,407
Builders FirstSource, Inc.
(a)
............. 763 147,915
Cie de Saint-Gobain SA ............... 648 59,099
Daikin Industries Ltd. ................. 300 42,108
Kingspan Group plc .................. 176 16,507
Lixil Corp. ......................... 1,300 15,579
Masco Corp. ....................... 1,169 98,126

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Owens Corning ..................... 489 $ 86,318
Trane Technologies plc ................ 1,005 390,674
Trex Co., Inc.
(a)
..................... 593 39,482
Zurn Elkay Water Solutions Corp. ......... 477 17,144
1,151,605
Capital Markets — 1.7%
3i Group plc ....................... 2,856 126,517
Ameriprise Financial, Inc. .............. 503 236,314
Amundi SA
(c) (d)
...................... 567 42,382
Ares Management Corp. , Class A ......... 291 45,349
Blackstone, Inc. , Class A ............... 1,155 176,865
Carlyle Group, Inc. (The) ............... 357 15,372
Charles Schwab Corp. (The) ............ 2,403 155,738
CME Group, Inc. , Class A .............. 730 161,075
Coinbase Global, Inc. , Class A
(a)
.......... 286 50,957
Deutsche Bank AG (Registered) .......... 4,241 73,419
Euronext NV
(c) (d)
..................... 371 40,271
Goldman Sachs Group, Inc. (The) ........ 518 256,467
Hargreaves Lansdown plc .............. 2,132 31,774
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 85,786
Intercontinental Exchange, Inc. .......... 1,299 208,671
Invesco Ltd. ....................... 3,369 59,160
London Stock Exchange Group plc ........ 1,067 146,084
Macquarie Group Ltd. ................. 671 107,368
Moody's Corp. ...................... 104 49,357
Morgan Stanley ..................... 537 55,977
MSCI, Inc. ........................ 211 122,998
Nomura Holdings, Inc. ................ 13,100 68,369
S&P Global, Inc. .................... 405 209,231
Schroders plc ...................... 8,796 41,216
St. James's Place plc ................. 2,147 21,092
State Street Corp. ................... 1,688 149,337
UBS Group AG (Registered) ............ 2,724 84,292
XP, Inc. , Class A .................... 217 3,893
2,825,331
Chemicals — 0.2%
Air Liquide SA ...................... 898 173,413
Arkema SA ........................ 165 15,716
Asahi Kasei Corp. ................... 5,900 44,730
Covestro AG
(a) (c) (d)
.................... 134 8,351
Mitsubishi Chemical Group Corp. ......... 2,100 13,508
Sumitomo Chemical Co. Ltd. ............ 33,300 95,077
Tosoh Corp. ....................... 900 12,051
362,846
Commercial Services & Supplies — 0.9%
Brambles Ltd. ...................... 13,267 174,140
Cintas Corp. ....................... 1,420 292,350
GFL Environmental, Inc. ............... 1,246 49,704
MSA Safety, Inc. .................... 9 1,596
RB Global, Inc. ..................... 299 24,066
Republic Services, Inc.
(b)
............... 340 68,286
Veralto Corp. ....................... 2,943 329,204
Waste Connections, Inc. ............... 714 127,677
Waste Management, Inc. ............... 1,950 404,820
1,471,843
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................ 1,126 432,181
Ciena Corp.
(a)
...................... 233 14,350
Cisco Systems, Inc. .................. 12,689 675,309
F5, Inc.
(a)
......................... 62 13,652
Juniper Networks, Inc. ................ 523 20,387
Security
Shares
Shares Value
Communications Equipment (continued)
Motorola Solutions, Inc. ............... 1,297 $ 583,170
1,739,049
Construction & Engineering — 1.0%
AECOM .......................... 2,705 279,345
API Group Corp.
(a)
................... 1,477 48,771
Bouygues SA ...................... 588 19,681
Comfort Systems USA, Inc. ............. 294 114,763
Dycom Industries, Inc.
(a)
............... 483 95,199
Eiffage SA ........................ 220 21,244
EMCOR Group, Inc. .................. 196 84,384
Ferrovial SE ....................... 3,500 150,420
Fluor Corp.
(a)
....................... 1,484 70,802
Kajima Corp. ....................... 2,500 46,858
MasTec, Inc.
(a)
...................... 1,745 214,810
Obayashi Corp.
(b)
.................... 7,900 100,675
Quanta Services, Inc. ................. 781 232,855
Shimizu Corp. ...................... 8,600 59,278
Vinci SA .......................... 868 101,466
Worley Ltd. ........................ 4,857 49,499
1,690,050
Construction Materials — 0.4%
CRH plc .......................... 3,003 278,498
Holcim AG ........................ 2,374 232,493
James Hardie Industries plc , CDI
(a)
........ 906 36,002
Vulcan Materials Co. ................. 265 66,364
613,357
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 443 15,766
American Express Co. ................ 1,073 290,998
Capital One Financial Corp. ............. 336 50,309
Credit Saison Co. Ltd. ................. 900 22,585
Discover Financial Services ............. 327 45,875
425,533
Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos., Inc. , Class A ........... 681 12,585
BJ's Wholesale Club Holdings, Inc.
(a)
....... 271 22,352
Coles Group Ltd. .................... 7,550 94,122
Costco Wholesale Corp. ............... 1,489 1,320,028
Dollar General Corp. ................. 1,744 147,490
Dollar Tree, Inc.
(a)
.................... 1,684 118,419
Kroger Co. (The) .................... 7,929 454,332
Loblaw Cos. Ltd. .................... 1,044 139,010
Maplebear, Inc.
(a)
.................... 841 34,262
Performance Food Group Co.
(a)
.......... 3,558 278,840
Seven & i Holdings Co. Ltd. ............. 9,100 137,025
Sysco Corp. ....................... 2,697 210,528
Target Corp. ....................... 1,875 292,238
US Foods Holding Corp.
(a)
.............. 887 54,550
Walmart, Inc. ....................... 20,658 1,668,133
4,983,914
Distributors — 0.1%
Genuine Parts Co. ................... 975 136,188
Diversified REITs — 0.0%
Land Securities Group plc .............. 3,084 26,884
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ......................... 5,276 116,072
Deutsche Telekom AG (Registered) ....... 6,531 191,810
Nippon Telegraph & Telephone Corp. ...... 95,100 97,495
Verizon Communications, Inc. ........... 3,670 164,820
570,197

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc. ........... 3,300 $ 38,782
CK Infrastructure Holdings Ltd. ........... 7,500 51,022
Emera, Inc. ........................ 1,295 51,026
Enel SpA ......................... 16,442 131,336
Iberdrola SA ....................... 16,057 248,227
IDACORP, Inc. ..................... 184 18,969
NextEra Energy, Inc. ................. 2,189 185,036
NRG Energy, Inc. .................... 184 16,762
Origin Energy Ltd. ................... 2,778 19,243
Power Assets Holdings Ltd. ............. 12,500 79,681
SSE plc .......................... 3,291 82,948
Terna - Rete Elettrica Nazionale .......... 4,764 42,909
965,941
Electrical Equipment — 1.4%
ABB Ltd. (Registered) ................. 10,542 611,601
Acuity Brands, Inc. ................... 50 13,770
AMETEK, Inc. ...................... 178 30,564
Eaton Corp. plc ..................... 1,153 382,150
Emerson Electric Co. ................. 561 61,357
GE Vernova, Inc.
(a)
................... 252 64,255
Generac Holdings, Inc.
(a)
............... 476 75,627
Legrand SA ....................... 795 91,589
Mitsubishi Electric Corp.
(b)
.............. 4,100 66,506
Nordex SE
(a)
....................... 1,028 15,988
Schneider Electric SE ................. 1,464 385,922
Siemens Energy AG
(a)
................. 5,214 192,500
Vertiv Holdings Co. , Class A
(b)
........... 1,281 127,447
Vestas Wind Systems A/S
(a)
............. 4,172 91,799
2,211,075
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. , Class A .............. 1,408 91,745
Avnet, Inc. ........................ 951 51,649
Flex Ltd.
(a)
......................... 1,736 58,034
Hexagon AB , Class B ................. 5,606 60,383
Kyocera Corp. ...................... 5,100 59,605
Murata Manufacturing Co. Ltd. ........... 4,000 79,155
TD SYNNEX Corp. ................... 1,055 126,684
527,255
Energy Equipment & Services — 0.1%
Halliburton Co. ..................... 1,023 29,718
TechnipFMC plc ..................... 1,407 36,906
66,624
Entertainment — 1.0%
Netflix, Inc.
(a)
....................... 955 677,353
Nintendo Co. Ltd. .................... 1,900 101,558
ROBLOX Corp. , Class A
(a)
.............. 1,395 61,743
Sea Ltd. , ADR, Class A
(a)
............... 1,050 98,994
Spotify Technology SA
(a)
............... 605 222,960
Square Enix Holdings Co. Ltd. ........... 900 35,728
Walt Disney Co. (The) ................ 3,187 306,557
Warner Bros Discovery, Inc.
(a)
........... 11,324 93,423
1,598,316
Financial Services — 2.4%
Adyen NV
(a) (c) (d)
..................... 19 29,747
Berkshire Hathaway, Inc. , Class B
(a)
....... 3,241 1,491,703
Edenred SE ....................... 573 21,703
Euronet Worldwide, Inc.
(a)
.............. 532 52,790
EXOR NV ......................... 341 36,556
Fiserv, Inc.
(a)
....................... 1,515 272,170
Groupe Bruxelles Lambert NV ........... 1,557 121,328
Investor AB , Class B .................. 2,427 74,791
Jack Henry & Associates, Inc. ........... 202 35,661
Security
Shares
Shares Value
Financial Services (continued)
M&G plc .......................... 9,749 $ 27,042
Mastercard, Inc. , Class A ............... 1,446 714,035
Mr Cooper Group, Inc.
(a)
............... 886 81,671
Nexi SpA
(a) (c) (d)
...................... 2,454 16,673
PayPal Holdings, Inc.
(a)
................ 1,024 79,903
Visa, Inc. , Class A ................... 2,988 821,551
3,877,324
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 127,371
Kellanova ......................... 427 34,463
Kerry Group plc , Class A ............... 268 27,772
Post Holdings, Inc.
(a)
.................. 522 60,422
Tyson Foods, Inc. , Class A ............. 640 38,118
288,146
Gas Utilities — 0.1%
Snam SpA ........................ 8,457 43,078
Southwest Gas Holdings, Inc. ........... 165 12,170
UGI Corp. ......................... 3,693 92,399
147,647
Ground Transportation — 0.0%
East Japan Railway Co. ............... 1,000 19,846
Uber Technologies, Inc.
(a)
.............. 378 28,410
48,256
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories .................. 2,323 264,845
Align Technology, Inc.
(a)
................ 91 23,143
Becton Dickinson & Co. ............... 375 90,413
Boston Scientific Corp.
(a)
............... 4,812 403,246
Cochlear Ltd. ...................... 293 57,018
Dexcom, Inc.
(a)
..................... 350 23,464
Edwards Lifesciences Corp.
(a)
........... 2,017 133,102
EssilorLuxottica SA .................. 620 146,893
Haemonetics Corp.
(a)
................. 194 15,594
Hologic, Inc.
(a)
...................... 1,442 117,465
Hoya Corp. ........................ 100 13,850
IDEXX Laboratories, Inc.
(a)
.............. 64 32,334
Intuitive Surgical, Inc.
(a)
................ 98 48,144
Medtronic plc ...................... 1,779 160,163
Merit Medical Systems, Inc.
(a)
............ 166 16,406
ResMed, Inc. ...................... 408 99,601
Stryker Corp. ...................... 801 289,369
Terumo Corp. ...................... 2,600 49,256
1,984,306
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. .................. 557 61,560
Cencora, Inc. ...................... 908 204,373
Centene Corp.
(a)
.................... 2,569 193,394
Chemed Corp. ...................... 43 25,842
Cigna Group (The) ................... 923 319,764
CVS Health Corp. ................... 1,599 100,545
Elevance Health, Inc. ................. 379 197,080
Encompass Health Corp. .............. 365 35,274
HCA Healthcare, Inc. ................. 1,249 507,631
Humana, Inc. ...................... 287 90,904
McKesson Corp. .................... 222 109,761
Molina Healthcare, Inc.
(a)
............... 95 32,733
Tenet Healthcare Corp.
(a)
............... 900 149,580
UnitedHealth Group, Inc. ............... 1,900 1,110,892
Universal Health Services, Inc. , Class B .... 553 126,643
3,265,976

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.0%
Ventas, Inc. ....................... 479 $ 30,718
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
.......... 156 32,740
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc. , Class A
(a)
................. 308 39,057
Booking Holdings, Inc. ................ 21 88,455
Carnival Corp.
(a)
..................... 4,743 87,651
Evolution AB
(c) (d)
..................... 427 41,997
Flight Centre Travel Group Ltd. .......... 907 13,963
Flutter Entertainment plc
(a)
.............. 274 64,431
Galaxy Entertainment Group Ltd. ......... 4,000 19,753
Marriott Vacations Worldwide Corp. ........ 56 4,115
359,422
Household Durables — 0.8%
Barratt Developments plc .............. 3,654 23,443
Berkeley Group Holdings plc ............ 799 50,538
DR Horton, Inc. ..................... 470 89,662
Installed Building Products, Inc. .......... 82 20,194
Lennar Corp. , Class A ................. 483 90,553
NVR, Inc.
(a)
........................ 11 107,930
Panasonic Holdings Corp. .............. 11,000 96,632
Persimmon plc ..................... 1,755 38,620
PulteGroup, Inc. .................... 826 118,556
Sony Group Corp. ................... 16,000 310,841
Taylor Morrison Home Corp.
(a)
........... 2,319 162,933
Taylor Wimpey plc ................... 11,228 24,698
Toll Brothers, Inc. .................... 299 46,193
TopBuild Corp.
(a)
.................... 168 68,344
1,249,137
Household Products — 0.1%
Reckitt Benckiser Group plc ............. 1,408 86,147
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 4,146 83,169
Brookfield Renewable Corp. , Class A ...... 814 26,578
Vistra Corp. ....................... 605 71,717
181,464
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............. 10,000 56,697
Hitachi Ltd. ........................ 3,000 79,552
Siemens AG (Registered) .............. 1,560 315,601
Swire Pacific Ltd. , Class A .............. 2,500 21,318
473,168
Industrial REITs — 0.0%
Segro plc ......................... 3,824 44,819
Insurance — 2.7%
Ageas SA ......................... 279 14,887
AIA Group Ltd. ..................... 26,800 234,041
Allianz SE (Registered) ................ 615 202,285
Allstate Corp. (The) .................. 1,039 197,046
Aon plc , Class A .................... 40 13,840
Arch Capital Group Ltd.
(a)
.............. 1,322 147,905
Arthur J Gallagher & Co. ............... 157 44,175
AXA SA .......................... 3,623 139,474
Brighthouse Financial, Inc.
(a)
............ 100 4,503
Brown & Brown, Inc. .................. 1,686 174,670
Fairfax Financial Holdings Ltd. ........... 11 13,889
Generali .......................... 1,123 32,503
Globe Life, Inc. ..................... 574 60,792
Hartford Financial Services Group, Inc. (The) . 101 11,879
Marsh & McLennan Cos., Inc. ........... 1,364 304,295
Security
Shares
Shares Value
Insurance (continued)
MetLife, Inc. ....................... 2,209 $ 182,198
MS&AD Insurance Group Holdings, Inc. .... 3,900 91,666
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 347 191,212
NN Group NV ...................... 3,931 196,142
Power Corp. of Canada
(b)
.............. 646 20,377
Principal Financial Group, Inc. ........... 305 26,199
Progressive Corp. (The) ............... 1,863 472,755
Prudential plc ...................... 4,781 44,354
QBE Insurance Group Ltd. ............. 7,111 81,197
Reinsurance Group of America, Inc. ....... 1,292 281,488
Sompo Holdings, Inc. ................. 700 15,778
Swiss Re AG ....................... 1,322 182,938
T&D Holdings, Inc. ................... 1,300 22,920
Talanx AG ......................... 745 62,800
Tokio Marine Holdings, Inc. ............. 4,700 173,310
Travelers Cos., Inc. (The) .............. 1,468 343,688
Unum Group ....................... 888 52,783
Willis Towers Watson plc ............... 69 20,323
WR Berkley Corp. ................... 1,685 95,590
Zurich Insurance Group AG ............. 429 259,185
4,413,087
Interactive Media & Services — 3.3%
Alphabet, Inc. , Class A ................ 10,442 1,731,806
Alphabet, Inc. , Class C ................ 7,807 1,305,252
LY Corp. .......................... 22,100 64,417
Meta Platforms, Inc. , Class A ............ 3,505 2,006,402
Pinterest, Inc. , Class A
(a)
............... 1,895 61,341
REA Group Ltd. ..................... 495 68,499
Scout24 SE
(c) (d)
..................... 581 50,023
Snap, Inc. , Class A
(a)
................. 3,080 32,956
5,320,696
IT Services — 0.7%
Accenture plc , Class A ................ 752 265,817
Akamai Technologies, Inc.
(a)
............. 292 29,477
Capgemini SE ...................... 222 47,930
Cloudflare, Inc. , Class A
(a)
.............. 1,185 95,855
Fujitsu Ltd. ........................ 4,500 92,517
Globant SA
(a)
....................... 164 32,495
GoDaddy, Inc. , Class A
(a)
............... 638 100,026
Kyndryl Holdings, Inc.
(a)
................ 1,006 23,118
Nomura Research Institute Ltd. .......... 3,000 111,335
SCSK Corp. ....................... 2,400 49,762
TE Connectivity plc .................. 444 67,040
VeriSign, Inc.
(a)
..................... 903 171,534
Wix.com Ltd.
(a)
...................... 432 72,217
1,159,123
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. .............. 969 143,877
Danaher Corp. ..................... 472 131,225
Eurofins Scientific SE ................. 540 34,237
Illumina, Inc.
(a)
...................... 145 18,909
IQVIA Holdings, Inc.
(a)
................. 913 216,354
Lonza Group AG (Registered) ........... 117 74,246
Medpace Holdings, Inc.
(a)
.............. 58 19,360
Mettler-Toledo International, Inc.
(a)
........ 165 247,451
QIAGEN NV
(a)
...................... 2,749 125,272
Sartorius Stedim Biotech ............... 114 23,869
Thermo Fisher Scientific, Inc. ............ 988 611,147
West Pharmaceutical Services, Inc. ....... 78 23,413
1,669,360

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 1.5%
Alstom SA
(a)
....................... 1,013 $ 21,047
Atlas Copco AB , Class A ............... 2,494 48,335
Atlas Copco AB , Class B ............... 6,393 109,690
Caterpillar, Inc. ..................... 550 215,116
Deere & Co. ....................... 45 18,780
Dover Corp. ....................... 219 41,991
Ebara Corp. ....................... 800 13,113
FANUC Corp. ...................... 1,600 46,993
Flowserve Corp. .................... 612 31,634
GEA Group AG ..................... 580 28,447
IDEX Corp. ........................ 134 28,743
Illinois Tool Works, Inc. ................ 710 186,070
ITT, Inc. .......................... 1,469 219,630
Komatsu Ltd. ...................... 2,400 67,187
Kubota Corp. ...................... 7,800 111,372
Oshkosh Corp. ..................... 797 79,867
Parker-Hannifin Corp. ................. 395 249,569
Pentair plc ........................ 1,023 100,039
Techtronic Industries Co. Ltd. ............ 1,500 22,393
Toyota Industries Corp. ................ 600 46,525
Volvo AB , Class B ................... 8,552 226,219
Westinghouse Air Brake Technologies Corp.
(b)
1,191 216,488
Xylem, Inc. ........................ 1,655 223,475
2,352,723
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 35 58,898
Kawasaki Kisen Kaisha Ltd.
(b)
........... 1,700 26,502
Nippon Yusen KK .................... 1,900 69,790
155,190
Media — 0.3%
Comcast Corp. , Class A ............... 4,467 186,587
Informa plc ........................ 5,500 60,486
New York Times Co. (The) , Class A ........ 453 25,219
Paramount Global , Class B ............. 5,026 53,376
Publicis Groupe SA .................. 443 48,480
Sirius XM Holdings, Inc. ............... 98 2,318
Trade Desk, Inc. (The) , Class A
(a)
......... 300 32,895
Vivendi SE ........................ 2,643 30,575
WPP plc .......................... 1,452 14,873
454,809
Metals & Mining — 0.9%
Anglo American plc .................. 2,049 66,604
Antofagasta plc ..................... 1,339 36,093
Endeavour Mining plc ................. 2,666 63,092
First Quantum Minerals Ltd.
(a)
........... 1,679 22,892
Franco-Nevada Corp. ................. 243 30,182
Freeport-McMoRan, Inc. ............... 3,346 167,032
Glencore plc ....................... 25,998 148,881
Newmont Corp. ..................... 6,669 356,458
Nucor Corp. ....................... 2,307 346,834
Rio Tinto plc ....................... 1,507 106,978
South32 Ltd. ....................... 28,417 72,887
Southern Copper Corp.
(b)
............... 140 16,194
Steel Dynamics, Inc. .................. 358 45,137
United States Steel Corp. .............. 212 7,490
1,486,754
Multi-Utilities — 0.3%
AGL Energy Ltd. .................... 4,786 39,104
Centrica plc ....................... 10,071 15,752
E.ON SE ......................... 9,592 142,844
Engie SA ......................... 2,677 46,291
National Grid plc .................... 10,931 151,099
Security
Shares
Shares Value
Multi-Utilities (continued)
Veolia Environnement SA .............. 2,285 $ 75,230
470,320
Office REITs — 0.0%
Gecina SA ........................ 208 23,949
Oil, Gas & Consumable Fuels — 1.5%
BP plc ........................... 36,406 189,877
Cheniere Energy, Inc. ................. 374 67,260
Chevron Corp.
(b)
.................... 3,486 513,383
ConocoPhillips ..................... 705 74,222
Eni SpA .......................... 5,410 82,327
Exxon Mobil Corp. ................... 4,687 549,410
Hess Corp. ........................ 456 61,925
Marathon Oil Corp. ................... 522 13,901
Marathon Petroleum Corp. ............. 349 56,856
Repsol SA ........................ 940 12,398
Santos Ltd. ........................ 3,803 18,427
Shell plc .......................... 13,917 451,492
Southwestern Energy Co.
(a)
............. 131 931
Suncor Energy, Inc. .................. 1,320 48,722
Targa Resources Corp. ................ 356 52,692
TotalEnergies SE .................... 2,862 185,845
2,379,668
Paper & Forest Products — 0.0%
Oji Holdings Corp. ................... 3,700 14,823
Passenger Airlines — 0.0%
(a)
Alaska Air Group, Inc. ................. 718 32,461
United Airlines Holdings, Inc. ............ 544 31,040
63,501
Personal Care Products — 0.4%
Haleon plc ........................ 9,317 48,751
L'Oreal SA ........................ 696 312,182
Unilever plc ........................ 4,572 296,418
657,351
Pharmaceuticals — 3.7%
Astellas Pharma, Inc. ................. 7,900 91,303
AstraZeneca plc .................... 3,068 477,953
Bristol-Myers Squibb Co. ............... 3,968 205,304
Catalent, Inc.
(a)
..................... 293 17,747
Daiichi Sankyo Co. Ltd. ................ 1,900 62,762
Eisai Co. Ltd. ...................... 600 22,365
Elanco Animal Health, Inc.
(a) (b)
........... 3,438 50,504
Eli Lilly & Co. ...................... 1,309 1,159,695
GSK plc .......................... 8,245 167,877
Ipsen SA ......................... 204 25,129
Johnson & Johnson .................. 2,767 448,420
Kyowa Kirin Co. Ltd. .................. 900 15,882
Merck & Co., Inc. .................... 4,383 497,734
Merck KGaA ....................... 133 23,479
Novartis AG (Registered) .............. 2,626 302,364
Novo Nordisk A/S , Class B ............. 6,872 815,098
Ono Pharmaceutical Co. Ltd.
(b)
........... 1,600 21,477
Pfizer, Inc. ........................ 13,328 385,712
Roche Holding AG ................... 1,006 324,283
Royalty Pharma plc , Class A ............ 634 17,936
Sanofi SA ......................... 2,419 278,522
Takeda Pharmaceutical Co. Ltd. .......... 7,200 207,458
Viatris, Inc. ........................ 2,300 26,703
Zoetis, Inc. , Class A .................. 1,482 289,553
5,935,260

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 1.3%
Automatic Data Processing, Inc. .......... 785 $ 217,233
Booz Allen Hamilton Holding Corp. ........ 354 57,617
Bureau Veritas SA ................... 552 18,314
CACI International, Inc. , Class A
(a)
........ 574 289,617
Computershare Ltd. .................. 4,090 71,300
Equifax, Inc. ....................... 308 90,509
Experian plc ....................... 4,304 226,690
Genpact Ltd. ....................... 34 1,333
Leidos Holdings, Inc. ................. 1,159 188,917
Maximus, Inc. ...................... 154 14,347
Recruit Holdings Co. Ltd. .............. 3,900 236,934
RELX plc ......................... 2,555 120,638
Robert Half, Inc. .................... 343 23,122
SS&C Technologies Holdings, Inc. ........ 1,816 134,765
TransUnion ........................ 640 67,008
Verisk Analytics, Inc. .................. 679 181,945
Wolters Kluwer NV ................... 676 114,022
2,054,311
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(a)
............ 625 77,800
CK Asset Holdings Ltd. ................ 12,500 54,420
Daiwa House Industry Co. Ltd. ........... 3,700 116,461
Sino Land Co. Ltd. ................... 14,000 15,289
Wharf Real Estate Investment Co. Ltd. ..... 6,000 20,954
284,924
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 434 97,758
Camden Property Trust ................ 613 75,724
173,482
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.
(a)
.......... 3,094 507,663
Analog Devices, Inc. .................. 116 26,700
Applied Materials, Inc. ................ 1,691 341,667
ASML Holding NV ................... 812 675,471
Broadcom, Inc. ..................... 7,511 1,295,647
Disco Corp. ........................ 200 52,685
First Solar, Inc.
(a)
.................... 114 28,436
Intel Corp. ........................ 10,980 257,591
KLA Corp. ......................... 424 328,350
Lam Research Corp. ................. 446 363,972
Marvell Technology, Inc. ............... 566 40,820
Micron Technology, Inc. ................ 3,677 381,342
Monolithic Power Systems, Inc. .......... 71 65,639
NVIDIA Corp. ...................... 40,484 4,916,377
QUALCOMM, Inc. ................... 2,291 389,585
SCREEN Holdings Co. Ltd. ............. 300 21,096
Skyworks Solutions, Inc. ............... 327 32,298
STMicroelectronics NV ................ 4,061 121,279
Teradyne, Inc. ...................... 209 27,991
Texas Instruments, Inc. ................ 424 87,586
Tokyo Electron Ltd. .................. 1,900 338,838
10,301,033
Software — 6.3%
Adobe, Inc.
(a)
....................... 759 392,995
ANSYS, Inc.
(a)
...................... 108 34,412
AppLovin Corp. , Class A
(a)
.............. 334 43,604
Atlassian Corp. , Class A
(a)
.............. 448 71,147
Autodesk, Inc.
(a)
..................... 48 13,223
Box, Inc. , Class A
(a)
.................. 1,037 33,941
Check Point Software Technologies Ltd.
(a)
... 293 56,493
Crowdstrike Holdings, Inc. , Class A
(a)
....... 746 209,231
CyberArk Software Ltd.
(a)
............... 231 67,362
Dassault Systemes SE ................ 1,961 77,892
Security
Shares
Shares Value
Software (continued)
Datadog, Inc. , Class A
(a)
............... 468 $ 53,848
DocuSign, Inc.
(a)
.................... 428 26,575
Dynatrace, Inc.
(a)
.................... 1,600 85,552
Elastic NV
(a)
....................... 130 9,979
Fortinet, Inc.
(a)
...................... 3,020 234,201
Gitlab, Inc. , Class A
(a)
................. 408 21,028
HubSpot, Inc.
(a)
..................... 160 85,056
Intuit, Inc. ......................... 479 297,459
Manhattan Associates, Inc.
(a)
............ 378 106,362
Microsoft Corp. ..................... 13,091 5,633,057
MicroStrategy, Inc. , Class A
(a)
............ 200 33,720
Monday.com Ltd.
(a)
................... 73 20,277
Nemetschek SE ..................... 194 20,164
Nice Ltd.
(a)
........................ 215 37,380
Nutanix, Inc. , Class A
(a)
................ 1,297 76,847
Oracle Corp.
(b)
...................... 3,205 546,132
Oracle Corp. Japan .................. 400 41,297
Palantir Technologies, Inc. , Class A
(a)
...... 4,144 154,157
Palo Alto Networks, Inc.
(a)
.............. 519 177,394
Salesforce, Inc. ..................... 1,845 504,995
SAP SE .......................... 721 164,916
ServiceNow, Inc.
(a)
................... 472 422,152
Smartsheet, Inc. , Class A
(a)
............. 1,607 88,964
Synopsys, Inc.
(a)
.................... 250 126,598
Teradata Corp.
(a)
.................... 157 4,763
Tyler Technologies, Inc.
(a)
.............. 51 29,770
Workday, Inc. , Class A
(a)
............... 294 71,857
Xero Ltd.
(a)
........................ 1,041 107,604
Zscaler, Inc.
(a)
...................... 353 60,342
10,242,746
Specialized REITs — 0.1%
American Tower Corp. ................ 203 47,210
Equinix, Inc. ....................... 53 47,044
94,254
Specialty Retail — 1.4%
Abercrombie & Fitch Co. , Class A
(a)
........ 696 97,371
AutoNation, Inc.
(a)
.................... 260 46,519
Best Buy Co., Inc.
(b)
.................. 895 92,454
Burlington Stores, Inc.
(a)
............... 715 188,388
Carvana Co. , Class A
(a)
................ 279 48,577
Dick's Sporting Goods, Inc. ............. 199 41,531
Gap, Inc. (The)
(b)
.................... 5,739 126,545
Home Depot, Inc. (The) ............... 635 257,302
Industria de Diseno Textil SA ............ 670 39,682
JB Hi-Fi Ltd. ....................... 337 18,547
Lowe's Cos., Inc. .................... 1,099 297,664
Ross Stores, Inc. .................... 2,578 388,015
Shimamura Co. Ltd. .................. 400 21,850
TJX Cos., Inc. (The) .................. 4,614 542,330
Tractor Supply Co. ................... 380 110,553
2,317,328
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ........................ 23,859 5,559,147
Canon, Inc. ........................ 6,900 227,253
NetApp, Inc. ....................... 458 56,568
5,842,968
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG ........................ 61 16,164
Capri Holdings Ltd.
(a)
................. 1 42
Deckers Outdoor Corp.
(a)
............... 402 64,099
Hermes International SCA .............. 21 51,710
LVMH Moet Hennessy Louis Vuitton SE ..... 343 263,039
Moncler SpA ....................... 645 41,007

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B .................. 2,468 $ 218,171
654,232
Tobacco — 0.5%
Altria Group, Inc.
(b)
................... 6,268 319,918
British American Tobacco plc ............ 727 26,505
Japan Tobacco, Inc. .................. 7,300 212,859
Philip Morris International, Inc. ........... 1,652 200,553
759,835
Trading Companies & Distributors — 1.3%
AerCap Holdings NV ................. 121 11,461
Ashtead Group plc ................... 1,855 143,727
Beacon Roofing Supply, Inc.
(a)
........... 864 74,675
Fastenal Co. ....................... 302 21,569
Ferguson Enterprises, Inc. .............. 1,804 358,220
Herc Holdings, Inc. ................... 540 86,092
Marubeni Corp. ..................... 5,900 97,479
Mitsubishi Corp. ..................... 3,300 68,574
Sojitz Corp.
(b)
...................... 1,900 45,018
Sumitomo Corp. .................... 15,500 348,069
Toyota Tsusho Corp. .................. 3,300 60,336
United Rentals, Inc. .................. 331 268,021
Watsco, Inc. ....................... 119 58,534
WESCO International, Inc. .............. 835 140,263
WW Grainger, Inc. ................... 284 295,022
2,077,060
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
.................... 92 20,210
Aeroports de Paris SA ................ 102 13,100
33,310
Water Utilities — 0.0%
Severn Trent plc .................... 885 31,332
United Utilities Group plc ............... 2,354 33,004
64,336
Wireless Telecommunication Services — 0.1%
KDDI Corp. ........................ 400 12,815
SoftBank Corp. ..................... 81,000 105,753
SoftBank Group Corp. ................ 1,000 59,316
177,884
Total Common Stocks — 69 .7%
(Cost: $ 95,465,532 ) ............................... 113,326,013
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 27,989
Total Corporate Bonds — 0 .0%
(Cost: $ 28,346 ) ................................. 27,989
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
....... 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
.............. 105 $ 170
Total Rights — 0 .0%
(Cost: $ 107 ) .................................... 170
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. ( Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(a)
..... 392 11,650
Total Warrants — 0 .0%
(Cost: $ 1,941 ) .................................. 11,650
Total Long-Term Investments — 69.7%
(Cost: $ 95,495,926 ) ............................... 113,365,822
Short-Term Securities
Money Market Funds — 10.0%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(j)
................... 1,776,055 1,777,475
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 14,433,080 14,433,080
Total Money Market Funds — 10 .0%
(Cost: $ 16,210,733 ) ............................... 16,210,555
Par (000)
Pa r (000)
U.S. Treasury Obligations — 4.8%
U.S. Treasury Bills
(k)
4.98% , 10/15/24 .................. USD 3,355 3,349,051
4.72% , 10/22/24 .................. 4,565 4,552,455
Total U.S. Treasury Obligations — 4 .8%
(Cost: $ 7,901,206 ) ............................... 7,901,506
Total Short-Term Securities — 14.8%
(Cost: $ 24,111,939 ) ............................... 24,112,061
Total Investments — 84 .5%
(Cost: $ 119,607,865 ) .............................. 137,477,883
Other Assets Less Liabilities — 15.5% ................... 25,180,581
Net Assets — 100.0% ...............................
$ 162,658,464

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,777,362
(a)
$ — $ 292 $ (179) $ 1,777,475 1,776,055 $ 15,611
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,984,865 7,448,215
(a)
— — — 14,433,080 14,433,080 304,141 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,950,263 — (2,949,888)
(a)
(351) (24) — — — —
$ (59) $ (203) $ 16,210,555 $ 319,752 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 423 12/06/24 $ 63,529 $ 930,662
TOPIX Index ............................................................. 72 12/12/24 13,379 457,531
Australia 10-Year Bond ...................................................... 117 12/16/24 9,415 (46,928)
S&P/TSX 60 Index ......................................................... 55 12/19/24 11,748 221,422
U.S. Treasury Ultra Bond ..................................................... 44 12/19/24 5,864 (32,304)
DAX Index .............................................................. 32 12/20/24 17,409 624,367
FTSE/MIB Index ........................................................... 152 12/20/24 28,862 479,834
Mini-DAX Index ........................................................... 2 12/20/24 218 7,908
MSCI EAFE Index ......................................................... 23 12/20/24 2,861 63,805
S&P 500 E-Mini Index ....................................................... 13 12/20/24 3,779 98,242
WIG20 Index ............................................................. 218 12/20/24 2,671 37,574
Long Gilt ................................................................ 238 12/27/24 31,320 (379,166)
U.S. Treasury 2-Year Note .................................................... 2 12/31/24 417 (737)
2,462,210
Short Contracts
CAC 40 Index ............................................................ 239 10/18/24 20,382 (434,701)
IBEX 35 Index ............................................................ 17 10/18/24 2,250 (13,091)
OMX Stockholm 30 Index .................................................... 34 10/18/24 880 2,158
MSCI Singapore Index ...................................................... 9 10/29/24 240 1,103
IFSC NIFTY 50 Index ....................................................... 150 10/31/24 7,794 48,520
Japan 10-Year Bond ........................................................ 38 12/13/24 38,245 (35,329)
Canada 10-Year Bond ....................................................... 583 12/18/24 53,888 (190,458)
FTSE/JSE Top 40 Index ..................................................... 95 12/19/24 4,378 (242,871)
SPI 200 Index ............................................................ 2 12/19/24 286 (9)
U.S. Treasury 10-Year Note ................................................... 339 12/19/24 38,773 61,817
U.S. Treasury Long Bond ..................................................... 74 12/19/24 9,201 25,735
U.S. Treasury Ultra Bond ..................................................... 134 12/19/24 17,860 151,716
FTSE 100 Index ........................................................... 126 12/20/24 13,994 42,955
MSCI EAFE Index ......................................................... 228 12/20/24 28,361 (612,368)
S&P 500 E-Mini Index ....................................................... 122 12/20/24 35,467 (785,685)
SET50 Index ............................................................. 2,452 12/27/24 13,940 94,915
U.S. Treasury 5-Year Note .................................................... 3 12/31/24 330 1,125
(1,884,468)
$ 577,742
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 336,000 USD 229,971 Canadian Imperial Bank of Commerce 12/18/24 $ 2,508
AUD 19,876,796 USD 13,207,733 JPMorgan Chase Bank NA 12/18/24 545,055
CAD 6,345,296 USD 4,673,990 Westpac Banking Corp. 12/18/24 27,222
CHF 233,000 USD 276,509 HSBC Bank plc 12/18/24 1,203
CHF 246,000 USD 293,155 Toronto Dominion Bank 12/18/24 53
CLP 3,077,215,000 USD 3,259,589 Toronto Dominion Bank 12/18/24 160,132
EUR 204,000 USD 226,590 Barclays Bank plc 12/18/24 1,217
EUR 8,077,727 USD 8,930,292 Natwest Markets plc 12/18/24 90,103
KRW 259,057,000 USD 194,264 JPMorgan Chase Bank NA 12/18/24 2,940
MXN 6,219,000 USD 307,434 Toronto Dominion Bank 12/18/24 4,607
NOK 1,187,000 USD 109,172 Toronto Dominion Bank 12/18/24 3,355
SEK 1,226,000 USD 118,504 Toronto Dominion Bank 12/18/24 2,684
SGD 402,000 USD 309,938 BNP Paribas SA 12/18/24 4,060

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,111,550 JPY 155,136,000 Morgan Stanley & Co. International plc 12/18/24 $ 20,498
865,637
EUR 314,000 USD 352,143 UBS AG 12/18/24 (1,499)
JPY 31,933,000 USD 227,800 Morgan Stanley & Co. International plc 12/18/24 (3,219)
USD 67,153 BRL 384,000 Bank of America NA 12/18/24 (2,691)
USD 845,711 CAD 1,148,000 Morgan Stanley & Co. International plc 12/18/24 (4,839)
USD 137,063 CHF 115,000 Morgan Stanley & Co. International plc 12/18/24 (5)
USD 942,019 EUR 852,000 Toronto Dominion Bank 12/18/24 (9,409)
USD 994,789 GBP 764,000 Morgan Stanley & Co. International plc 12/18/24 (26,461)
USD 9,274 INR 782,000 HSBC Bank plc 12/18/24 (23)
USD 350,693 MXN 7,092,000 Barclays Bank plc 12/18/24 (5,151)
USD 6,118 NZD 10,000 Morgan Stanley & Co. International plc 12/18/24 (236)
USD 52,473 PLN 205,000 Morgan Stanley & Co. International plc 12/18/24 (659)
USD 227,875 SEK 2,357,000 Barclays Bank plc 12/18/24 (5,110)
USD 95,624 SGD 124,000 Barclays Bank plc 12/18/24 (1,231)
USD 799,406 THB 26,802,000 HSBC Bank plc 12/18/24 (37,869)
USD 95,793 ZAR 1,732,000 Morgan Stanley & Co. International plc 12/18/24 (3,791)
(102,193)
$ 763,444
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 2,291 $ 170,661 $ 164,906 $ 5,755
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1 .00 Quarterly 12/20/29 BBB+ USD 16 373 373 —
$ 171,034 $ 165,279 $ 5,755
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (1,995) $ — $ (1,995)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 1,137 — 1,137
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 2,435 — 2,435
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 3,925 — 3,925
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (1,137) 37,278 (38,415)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (2,435) 23,963 (26,398)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 1,995 39,893 (37,898)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (3,926) 22,720 (26,646)
28-day MXIBTIIE Monthly 8.25% Monthly 03/19/25
(a)
03/13/30 MXN 24,000 (5,234) — (5,234)
28-day MXIBTIIE Monthly 8.29% Monthly 03/19/25
(a)
03/13/30 MXN 46,000 (6,541) — (6,541)
3-mo. STIBOR Quarterly 1.94% Annual 03/19/25
(a)
03/19/30 SEK 29,000 (3,541) (5,160) 1,619
3-mo. STIBOR Quarterly 1.96% Annual 03/19/25
(a)
03/19/30 SEK 295,000 (6,009) 100,678 (106,687)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. STIBOR Quarterly 1.99% Annual 03/19/25
(a)
03/19/30 SEK 14,000 $ 1,311 $ 1,311 $ —
1-day THOR Quarterly 2.00% Quarterly 03/19/25
(a)
03/19/30 THB 56,000 (7,136) — (7,136)
1-day THOR Quarterly 2.03% Quarterly 03/19/25
(a)
03/19/30 THB 33,000 (2,747) — (2,747)
1-day THOR Quarterly 2.03% Quarterly 03/19/25
(a)
03/19/30 THB 1,046,000 (89,691) — (89,691)
3-mo. STIBOR Quarterly 2.04% Annual 03/19/25
(a)
03/19/30 SEK 52,000 17,937 1,821 16,116
3-mo. STIBOR Quarterly 2.05% Annual 03/19/25
(a)
03/19/30 SEK 61,000 25,837 (9,636) 35,473
1-day THOR Quarterly 2.06% Quarterly 03/19/25
(a)
03/19/30 THB 107,000 (4,652) — (4,652)
1-day THOR Quarterly 2.12% Quarterly 03/19/25
(a)
03/19/30 THB 47,000 1,971 — 1,971
6-mo. EURIBOR Semi-Annual 2.20% Annual 03/19/25
(a)
03/19/30 EUR 9,000 33,269 1,802 31,467
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 74,000 371,317 85,288 286,029
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 2,000 10,139 4,454 5,685
1-day SORA Semi-Annual 2.29% Semi-Annual 03/19/25
(a)
03/19/30 SGD 2,000 360 — 360
1-day SORA Semi-Annual 2.29% Semi-Annual 03/19/25
(a)
03/19/30 SGD 2,000 — — —
1-day
REPO_CORRA Semi-Annual 2.51% Semi-Annual 03/19/25
(a)
03/19/30 CAD 1,000 (193) 377 (570)
1-day
REPO_CORRA Semi-Annual 2.56% Semi-Annual 03/19/25
(a)
03/19/30 CAD 2,000 3,420 (1,087) 4,507
1-day
REPO_CORRA Semi-Annual 2.61% Semi-Annual 03/19/25
(a)
03/19/30 CAD 5,000 16,876 (352) 17,228
3-mo. CD_KSDA Quarterly 2.73% Quarterly 03/19/25
(a)
03/19/30 KRW 63,000 22 — 22
6-mo. PRIBOR Semi-Annual 3.00% Annual 03/19/25
(a)
03/19/30 CZK 28,000 (2,113) — (2,113)
1-day SOFR Annual 3.08% Annual 03/19/25
(a)
03/19/30 USD 2,000 (4,640) (517) (4,123)
6.04% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 335,000 (10,493) — (10,493)
5.92% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 213,000 5,424 — 5,424
5.98% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 98,000 (287) — (287)
5.85% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 409,000 26,034 — 26,034
5.96% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 152,000 1,415 — 1,415
5.96% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 273,000 — — —
5.91% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 287,000 9,838 — 9,838
6.02% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 559,000 (12,035) — (12,035)
0.50% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 1,000 (1,914) (1,914) —
0.61% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 9,000 (76,591) (27,295) (49,296)
3.41% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 2,000 10,792 (3,037) 13,829
3.47% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 5,000 8,816 411 8,405
3.61% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 3,000 (19,592) (15,004) (4,588)
3.39% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 1,000 6,400 (7,413) 13,813
3.29% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 3,000 37,267 14,449 22,818
3.39% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 3,000 19,022 (14,685) 33,707
3.43% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 1,000 4,097 (1,012) 5,109
3.26% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 6,000 84,616 1,655 82,961
1.70% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 19,000 17,521 — 17,521
1.67% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 16,000 18,425 — 18,425
1.67% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 137,000 154,158 — 154,158
7.52% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 17,000 (577) — (577)
7.42% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 27,000 5,076 — 5,076
7.45% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 190,000 25,954 — 25,954
7.50% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 36,000 — — —
1.72% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 57,000 2,407 — 2,407
1.71% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 36,248 2,049 — 2,049
1.71% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 1,752 117 — 117
1.73% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 334,000 10,385 — 10,385
3.71% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,500 931 — 931
3.72% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 6 — 6
3.73% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 (459) — (459)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.81% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 $ (5,540) $ — $ (5,540)
3.69% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 4,000 — — —
3.61% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 29,563 99,453 — 99,453
3.80% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 (4,858) — (4,858)
3.69% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,500 3,751 — 3,751
4.20% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 22,000 (9,828) — (9,828)
4.23% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 5,000 (4,126) — (4,126)
4.32% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 6,000 (10,361) — (10,361)
4.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 8,000 — — —
4.26% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 1,000 (1,064) — (1,064)
$ 746,190 $ 248,988 $ 497,202
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.78% At Termination Bank of America NA 01/02/29 BRL 12,000 $ (48,549) $ — $ (48,549)
1-day
BZDIOVER At Termination 11.89% At Termination Barclays Bank plc 01/02/29 BRL 5,000 (13,399) — (13,399)
1-day
BZDIOVER At Termination 11.93% At Termination Bank of America NA 01/02/29 BRL 29,000 (84,031) — (84,031)
1-day
BZDIOVER At Termination 12.06% At Termination Bank of America NA 01/02/29 BRL 20,000 (28,267) — (28,267)
1-day
BZDIOVER At Termination 12.09% At Termination Bank of America NA 01/02/29 BRL 5,000 (7,017) — (7,017)
1-day
BZDIOVER At Termination 12.13% At Termination Bank of America NA 01/02/29 BRL 9,000 (14,334) — (14,334)
1-day
BZDIOVER At Termination 12.39% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 13,000 3,906 — 3,906
$ (191,691) $ — $ (191,691)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2024 .......... BRL (4,545,050) Merrill Lynch International & Co. 10/16/24 BRL 4,545 $ 30,826 $ — $ 30,826
BOVESPA Index Futures
October 2024 .......... BRL (1,795,465) Merrill Lynch International & Co. 10/16/24 BRL 1,795 13,060 — 13,060
BOVESPA Index Futures
October 2024 .......... BRL (3,672,047) Merrill Lynch International & Co. 10/16/24 BRL 3,672 16,662 — 16,662
BOVESPA Index Futures
October 2024 .......... BRL (8,399,425) Merrill Lynch International & Co. 10/16/24 BRL 8,399 7,912 — 7,912
BOVESPA Index Futures
October 2024 .......... BRL (10,106,958) Merrill Lynch International & Co. 10/16/24 BRL 10,107 (19,517) — (19,517)
Taiwan Capitalization Weighted
Stock Index Futures October
2024 ................ TWD 613,246,915 Merrill Lynch International & Co. 10/16/24 TWD 613,247 516,527 — 516,527

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures
December 2024 ........ KRW (12,255,296,400) Merrill Lynch International & Co. 12/12/24 KRW 12,255,296 $ (205,784) $ — $ (205,784)
Mexican Bolsa Index Futures
December 2024 ........ MXN 38,382,111 Merrill Lynch International & Co. 12/20/24 MXN 38,382 (3,419) — (3,419)
Swiss Market Index Futures
December 2024 ........ CHF 604,363 HSBC Bank plc 12/20/24 CHF 604 7,015 — 7,015
Swiss Market Index Futures
December 2024 ........ CHF 858,359 HSBC Bank plc 12/20/24 CHF 858 (4,654) — (4,654)
$ 358,628 $ — $ 358,628
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 1,907 $ 162,972 $ — $ 162,972
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 6,583 561,907 — 561,907
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 60,753 (1,119,138) — (1,119,138)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 3,379 (262,213) — (262,213)
$ (656,472) $ — $ (656,472)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .76
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4 .30
1-day SARON ........................................ Swiss Average Rate Overnight 0 .96
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
1-day SONIA ......................................... Sterling Overnight Index Average 4 .95
1-day SORA ......................................... Singapore Overnight Rate Average 3 .88
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .40
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3 .08
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .66
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .94
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,416,749 $ 694,204 $ — $ 4,110,953
Air Freight & Logistics .................................... 701,314 — — 701,314
Automobile Components .................................. — 47,314 — 47,314
Automobiles .......................................... 750,878 597,580 — 1,348,458
Banks ............................................... 2,760,222 3,280,757 — 6,040,979
Beverages ........................................... — 213,090 — 213,090
Biotechnology ......................................... 1,338,621 351,570 — 1,690,191
Broadline Retail ........................................ 3,799,967 304,152 — 4,104,119
Building Products ....................................... 1,018,312 133,293 — 1,151,605
Capital Markets ........................................ 1,956,761 868,570 — 2,825,331
Chemicals ............................................ — 362,846 — 362,846
Commercial Services & Supplies ............................. 1,297,703 174,140 — 1,471,843
Communications Equipment ................................ 1,739,049 — — 1,739,049
Construction & Engineering ................................ 1,140,929 549,121 — 1,690,050
Construction Materials .................................... 344,862 268,495 — 613,357
Consumer Finance ...................................... 402,948 22,585 — 425,533
Consumer Staples Distribution & Retail ........................ 4,752,767 231,147 — 4,983,914
Distributors ........................................... 136,188 — — 136,188
Diversified REITs ....................................... — 26,884 — 26,884
Diversified Telecommunication Services ........................ 280,892 289,305 — 570,197
Electric Utilities ........................................ 271,793 694,148 — 965,941
Electrical Equipment ..................................... 755,170 1,455,905 — 2,211,075
Electronic Equipment, Instruments & Components ................. 328,112 199,143 — 527,255
Energy Equipment & Services .............................. 66,624 — — 66,624
Entertainment ......................................... 1,461,030 137,286 — 1,598,316
Financial Services ...................................... 3,549,484 327,840 — 3,877,324
Food Products ......................................... 133,003 155,143 — 288,146
Gas Utilities ........................................... 104,569 43,078 — 147,647
Ground Transportation ................................... 28,410 19,846 — 48,256
Health Care Equipment & Supplies ........................... 1,717,289 267,017 — 1,984,306
Health Care Providers & Services ............................ 3,265,976 — — 3,265,976
Health Care REITs ...................................... 30,718 — — 30,718
Health Care Technology .................................. 32,740 — — 32,740
Hotels, Restaurants & Leisure .............................. 219,278 140,144 — 359,422
Household Durables ..................................... 704,365 544,772 — 1,249,137
Household Products ..................................... — 86,147 — 86,147
Independent Power and Renewable Electricity Producers ............ 181,464 — — 181,464
Industrial Conglomerates .................................. — 473,168 — 473,168

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Industrial REITs ........................................ $ — $ 44,819 $ — $ 44,819
Insurance ............................................ 2,468,395 1,944,692 — 4,413,087
Interactive Media & Services ............................... 5,137,757 182,939 — 5,320,696
IT Services ........................................... 857,579 301,544 — 1,159,123
Life Sciences Tools & Services .............................. 1,537,008 132,352 — 1,669,360
Machinery ............................................ 1,611,402 741,321 — 2,352,723
Marine Transportation .................................... — 155,190 — 155,190
Media ............................................... 300,395 154,414 — 454,809
Metals & Mining ........................................ 992,219 494,535 — 1,486,754
Multi-Utilities .......................................... — 470,320 — 470,320
Office REITs .......................................... — 23,949 — 23,949
Oil, Gas & Consumable Fuels ............................... 1,439,302 940,366 — 2,379,668
Paper & Forest Products .................................. — 14,823 — 14,823
Passenger Airlines ...................................... 63,501 — — 63,501
Personal Care Products .................................. — 657,351 — 657,351
Pharmaceuticals ....................................... 3,099,308 2,835,952 — 5,935,260
Professional Services .................................... 1,266,413 787,898 — 2,054,311
Real Estate Management & Development ....................... 77,800 207,124 — 284,924
Residential REITs ....................................... 173,482 — — 173,482
Semiconductors & Semiconductor Equipment .................... 9,091,664 1,209,369 — 10,301,033
Software ............................................. 9,793,493 449,253 — 10,242,746
Specialized REITs ...................................... 94,254 — — 94,254
Specialty Retail ........................................ 2,237,249 80,079 — 2,317,328
Technology Hardware, Storage & Peripherals .................... 5,615,715 227,253 — 5,842,968
Textiles, Apparel & Luxury Goods ............................ 282,312 371,920 — 654,232
Tobacco ............................................. 520,471 239,364 — 759,835
Trading Companies & Distributors ............................ 1,313,857 763,203 — 2,077,060
Transportation Infrastructure ............................... — 33,310 — 33,310
Water Utilities ......................................... — 64,336 — 64,336
Wireless Telecommunication Services ......................... — 177,884 — 177,884
Corporate Bonds ........................................ — 27,989 — 27,989
Other Interests .......................................... — — — —
Rights ................................................ — — 170 170
Warrants .............................................. 11,650 — — 11,650
Short-Term Securities
Money Market Funds ...................................... 16,210,555 — — 16,210,555
U.S. Treasury Obligations ................................... — 7,901,506 — 7,901,506
$ 102,883,968 $ 34,593,745 $ 170 $ 137,477,883
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 5,755 $ — $ 5,755
Equity contracts ........................................... 478,384 3,018,831 — 3,497,215
Foreign currency exchange contracts ............................ — 865,637 — 865,637
Interest rate contracts ....................................... 1,171,055 975,466 — 2,146,521
Liabilities
Equity contracts ........................................... (1,640,924) (2,062,526) — (3,703,450)
Foreign currency exchange contracts ............................ — (102,193) — (102,193)
Interest rate contracts ....................................... (684,922) (669,955) — (1,354,877)
$ (676,407) $ 2,031,015 $ — $ 1,354,608
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Volatility V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate